CORPORATE BONDS (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Bonds
SCHEDULE OF CORPORATE BONDS

The Company issued corporate bonds through various banks, which consist of the following:

Name of Banks	Principal Amount	Issuance Date	Maturity Date	Annual Interest Rate	Balance as of December 31, 2022	Balance as of December 31, 2021
Resona Bank (a) (b)	100,000	6/26/2017	6/26/2022	0.40%	-	10,000
Musashino Bank (a) (b)	100,000	7/10/2019	7/10/2024	0.36%	40,000	60,000
Kirayaka Bank (a)	200,000	9/10/2019	9/10/2024	0.85%	80,000	120,000
Chiba Kogyo Bank (a)	100,000	3/27/2020	3/28/2023	0.10%	20,000	60,000
Kagawa Bank (a)	150,000	10/29/2021	10/29/2026	0.53%	120,000	150,000
Musashino Bank (a)	100,000	12/24/2021	12/24/2026	0.36%	80,000	100,000
Aggregate outstanding principal balances					340,000	500,000
Less: unamortized bond issuance costs					(7,706)	(11,680)
Less: current portion					(126,525)	(154,089)
Non-current portion					205,769	334,231

(a)	These debts are guaranteed by the respective bank.
(b)	These debts are guaranteed by the Tokyo Credit Guarantee Association.

SCHEDULE OF FUTURE MINIMUM PAYMENTS OF CORPORATE BONDS	As of December 31, 2022, future minimum payments are as follows:
Years Ended December 31,	Principal
Repayment

2023	130,000
2024	110,000
2025	50,000
2026	50,000
2027	-
Thereafter	-
Total	340,000